Note 5- Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Deferred Tax Assets, Gross	$ 89,000	$ 17,151
Deferred Tax Assets, Valuation Allowance	$ (89,000)	$ (17,151)